SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)					4 Months Ended	6 Months Ended					12 Months Ended
	Jan. 05, 2026 USD ($)	Dec. 31, 2025 USD ($) shares	Oct. 28, 2025 USD ($) shares	Oct. 24, 2025 USD ($)	Dec. 31, 2025 USD ($) shares	Jun. 30, 2026 USD ($) Integer shares	Jun. 30, 2026 USD ($) Integer shares	Jun. 30, 2026 USD ($) shares	Dec. 31, 2025 USD ($) Integer shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) Integer shares	Dec. 31, 2025 PLN (zł) Integer	Dec. 31, 2024 USD ($)
AccountingPoliciesLineItems [Line Items]
Cash		$ 692,004			$ 692,004	$ 136,583	$ 136,583	$ 136,583	$ 692,004		$ 692,004
Working capital deficit		641,256			641,256	(665,090)	(665,090)	(665,090)	641,256		641,256
Issuance of offering costs									1,975,606
Cash equivalents		0			0	0	0	0	0		0
Investments held in trust account		69,471,486			69,471,486	$ 70,703,700	$ 70,703,700	$ 70,703,700	69,471,486		69,471,486
Deferred offering costs		1,889,764		$ 1,708,648	1,889,764				1,889,764		1,889,764
Underwriting fees		690,000		600,000	690,000				690,000		690,000
Other offering costs		509,764		508,648	$ 509,764				509,764		$ 509,764
Deferred underwriting fees				600,000					690,000
Costs allocated to public warrants and private units									$ 2,734,910
Allocated to ordinary shares subject to redemption		$ 1,759,601	$ 172,021	1,587,580
Odinary shares subject to possible redemption | shares		6,900,000			6,900,000	6,900,000	6,900,000	6,900,000	6,900,000		6,900,000
Federal depository insurance coverage		$ 250,000			$ 250,000	$ 250,000	$ 250,000	$ 250,000	$ 250,000		$ 250,000
Working capital deficit		(641,256)			(641,256)	665,090	$ 665,090	665,090	$ (641,256)		(641,256)
Number of reportable segments | Integer							1
Number of operating segments | Integer							1		1
CADV Ventures S.A [Member]
AccountingPoliciesLineItems [Line Items]
Cash		16,468			16,468				$ 16,468		16,468		$ 32,370
Deferred offering costs		56,190			56,190				56,190		56,190
Hour of work											53	zł 200
Monthly fee											9,309	zł 35,000
Deferred revenue		48,129			48,129				48,129		48,129		296,437
Deferred revenues											$ 296,437
Employee benefits description											The Company provides mandatory social security contributions (ZUS) for all employees in Poland, covering pension, disability, medical, accident, and unemployment insurance, calculated as a percentage of gross salary (total employer contribution rate: 19.48% in 2025 and 19.43% in 2024). Additionally, we participate in the Polish Employee Capital Plan (PPK), a defined contribution pension scheme where the employer contributes 1.5% of eligible salary, and employees contribute 2% (with a 2% state subsidy for eligible participants).	The Company provides mandatory social security contributions (ZUS) for all employees in Poland, covering pension, disability, medical, accident, and unemployment insurance, calculated as a percentage of gross salary (total employer contribution rate: 19.48% in 2025 and 19.43% in 2024). Additionally, we participate in the Polish Employee Capital Plan (PPK), a defined contribution pension scheme where the employer contributes 1.5% of eligible salary, and employees contribute 2% (with a 2% state subsidy for eligible participants).
[custom:EffectiveValueAddedTaxTaxRateReconciliation]											The standard VAT rate applicable to the Company’s operations in Poland is 23%. Reduced rates of 8% and 5% apply to certain eligible goods and services as prescribed by Polish tax regulations. Exports and intra-EU supplies of goods and services are generally subject to 0% VAT.	The standard VAT rate applicable to the Company’s operations in Poland is 23%. Reduced rates of 8% and 5% apply to certain eligible goods and services as prescribed by Polish tax regulations. Exports and intra-EU supplies of goods and services are generally subject to 0% VAT.
Income tax percentage											50.00%	50.00%
Revenue from Contract with Customer, Excluding Assessed Tax											$ 772,833		$ 539,066
CADV Ventures S.A [Member] | Single Reportable Segment [Member]
AccountingPoliciesLineItems [Line Items]
Number of reportable segments | Integer											1	1
Kukugan Invest [Member]
AccountingPoliciesLineItems [Line Items]
Issuance of offering costs
Deferred offering costs		56,190			56,190	$ 204,000	$ 204,000	$ 204,000	56,190		$ 56,190
Number of reportable segments | Integer						1
Predecessor	Predecessor					Successor	Successor	Successor		Predecessor	Predecessor	Predecessor
Provision for expected credit losses						$ 6,527		$ 6,527
Allowance for doubtful accounts receivable						6,527	$ 6,527	6,527
Revenue from Contract with Customer, Excluding Assessed Tax						774,924				477,108
Contract with customer liability						140,980	140,980	140,980
Performance obligation						122,597	122,597	122,597
Deferred revenue		48,129			48,129	163,122	163,122	163,122	48,129		48,129
Revenue recognized						$ 48,129				296,437
Income tax examination likelihood, description						The Company uses a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. As a result, the impact of an uncertain income tax position is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.
Income tax examination, description						The tax returns of the Company is subject to examination by the Polish National Revenue Administration (Krajowa Administracja Skarbowa, KAS). Under Polish tax regulations, tax case is normally subject to examination by the tax authority for up to five years of assessment prior to the current year of assessment. The general statute of limitations for tax assessments is five years from the end of the year in which the tax return was filed. The statute of limitations may be extended in cases involving tax fraud, intentional tax evasion or certain criminal tax offenses.
Number of operating segments | Integer						1
Kukugan Invest [Member] | IT Migration Service [Member]
AccountingPoliciesLineItems [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax						$ 388,564
Kukugan Invest [Member] | Software Delivery Services [Member]
AccountingPoliciesLineItems [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax						100,217
Public Warrants [Member]
AccountingPoliciesLineItems [Line Items]
Warrants outstanding | shares			6,900,000
Private Warrants [Member]
AccountingPoliciesLineItems [Line Items]
Warrants outstanding | shares			203,100
Over-Allotment Option [Member]
AccountingPoliciesLineItems [Line Items]
Deferred offering costs			$ 181,116
Underwriting fees			90,000
Other offering costs			1,116
Deferred underwriting fees			90,000
Public Shares [Member]
AccountingPoliciesLineItems [Line Items]
Costs allocated to public warrants and private units			$ 9,095	$ 121,068
Sponsor [Member]
AccountingPoliciesLineItems [Line Items]
Issuance of offering costs							25,000		25,000
Promissory notes - related party		$ 294,067			$ 294,067	$ 294,067	$ 294,067	$ 294,067	$ 294,067		$ 294,067